Emerging Markets Fund
Emerging Markets Fund
INVESTMENT GOAL
The Emerging Markets Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Emerging Markets Fund Class N
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fee	[1]	0.25%
Other Fund Expenses	[1]	0.11%
Total Other Expenses	[1]	0.36%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		1.69%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. "Acquired Fund Fees and Expenses" include expenses borne by the Fund as the sole shareholder of the Subsidiary.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Emerging Markets Fund Class N	172	533	918	1,998

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies that are operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) the security is included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or it is not included in the MSCI World Index, which measures the equity market performance of developed markets.

Under normal market conditions, the Fund intends to invest in a number of emerging market countries. While the Fund may invest its assets in companies from any emerging market country, it expects to focus its investments in Asia. The Fund does not limit its investments to certain countries or industries. The Fund may invest a large percentage of its assets in just a few sectors, just a few regions or just a few emerging market countries. The Fund is non-diversified which means that it may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The Fund may invest up to 20% of its assets in cash or its investment equivalent.

The Fund’s investments in equity securities consist primarily of common stock, preferred stock and warrants. The Fund’s foreign investments consist primarily of foreign local shares, which are denominated in local currencies. The Fund may invest in securities of companies of any capitalization size. Certain companies, although small by U.S. standards, might rank among the largest in their respective countries by market capitalization.

In selecting the Fund’s investments, the Adviser employs a proprietary macro analytical process focused on identifying long-term growth opportunities. The Adviser seeks to identify and capitalize on investment themes in foreign emerging markets. To select specific companies, the Adviser first performs a financial factor analysis to identify potential companies from a large universe, followed by more specific fundamental analysis to identify individual companies that the Adviser believes meet its investment objectives. The Adviser seeks to invest in companies with consumer driven demand, above average revenue and earnings growth potential that it believes are well managed, have a unique or improving market position and possess competitive advantages. The Adviser assesses the relationship between its estimate of a company’s sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment. The Adviser utilizes multiple valuation metrics to establish price targets.

The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund’s objectives, the credit quality meets the Adviser’s fundamental criteria and the Adviser believes valuation is attractive and industry trends remain favorable.

To the extent that the Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly owned, collective investment vehicle (the “Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission. The Subsidiary was formed to allow the Fund’s investment in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Subsidiary will seek to maintain residency in Mauritius.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Emerging Markets Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

• General Market Risk -- The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

• Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. Preferred stock typically has “preference” over common stock in the payment of distributions and the liquidation of a company’s assets, but is subordinated to bonds and other debt instruments. In addition, preferred stock holders generally do not have voting rights with respect to the issuing company. A warrant gives the holder a right to purchase a predetermined number of shares of common stock at a fixed price. The risks of investments in warrants include the lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised.

• Management Risk – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

• Foreign Securities Risk – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

• Foreign Currency Risk – As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Investment through Mauritius Risk – Any change in the provisions of the income tax treaty between Mauritius and India, in its applicability to the Fund or the Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the Fund by India, which could reduce the return to the Fund on its investments.

• Non-Diversification Risk– The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting any of those issuers than diversified funds and may experience increased volatility.

• Small and Medium-Size Company Risk – Investments in small-capitalization and mid-capitalization companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

• Growth Stock Risk-- Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

• Sector Weightings Risk – Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a limited number of sectors it may have increased exposure to the price movements of those sectors For example, as of January 15, 2013, the Fund invested a large percentage of its assets in the financial and consumer discretionary sectors. The financial sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

• Defensive Instrument Risk - During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goal.

An investment in the Fund is not a deposit of City National Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Rochdale Emerging Markets Portfolio commenced operations on December 14, 2011, as a series of Rochdale Investment Trust, a Delaware statutory trust (the "Predecessor Fund").  The Fund commenced operations on March 29, 2013 and offered shares of the Fund for public sale on April 1, 2013, after the reorganization of the Predecessor Fund into the Emerging Markets Fund. The Emerging Markets Fund has adopted an investment objective and investment strategies and policies identical to those of the Predecessor Fund.

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Emerging Markets Fund by showing the changes in the Predecessor Fund's performance for the indicated periods. Of course, the Predecessor Fund's past performance does not necessarily indicate how the Emerging Markets Fund will perform in the future. Updated performance is available by calling 1-800-245-9888.

In the bar chart and the performance table, the performance results are for the Predecessor Fund.  Class N shares of the Emerging Markets Fund and the Predecessor Fund shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

This bar chart shows the performance of the Predecessor Fund based on a calendar year.

	Quarterly Return	Quarter Ended
Highest	13.57%	3/31/2012
Lowest	-6.03%	6/30/2012

Average Annual Total Return (for the periods ended December 31, 2012) Predecessor Fund
Average Annual Total Returns Emerging Markets Fund	1 Year	Since Inception	Inception Date
Class N	27.87%	27.86%	Dec 14, 2011
Class N - Return After Taxes on Distributions	27.85%	27.84%	Dec 14, 2011
Class N - Return After Taxes on Distributions and Sale of Fund Shares	18.12%	23.69%	Dec 14, 2011
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.22%	18.86%	Dec 14, 2011
MSCI Emerging Markets Asia Index (reflects no deduction for fees, expenses or taxes)	20.83%	20.39%	Dec 14, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	CNI CHARTER FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 31, 2013
Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Emerging Markets Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Emerging Markets Fund seeks to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 69% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	69.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies that are operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) the security is included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or it is not included in the MSCI World Index, which measures the equity market performance of developed markets.

Under normal market conditions, the Fund intends to invest in a number of emerging market countries. While the Fund may invest its assets in companies from any emerging market country, it expects to focus its investments in Asia. The Fund does not limit its investments to certain countries or industries. The Fund may invest a large percentage of its assets in just a few sectors, just a few regions or just a few emerging market countries. The Fund is non-diversified which means that it may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The Fund may invest up to 20% of its assets in cash or its investment equivalent.

The Fund’s investments in equity securities consist primarily of common stock, preferred stock and warrants. The Fund’s foreign investments consist primarily of foreign local shares, which are denominated in local currencies. The Fund may invest in securities of companies of any capitalization size. Certain companies, although small by U.S. standards, might rank among the largest in their respective countries by market capitalization.

In selecting the Fund’s investments, the Adviser employs a proprietary macro analytical process focused on identifying long-term growth opportunities. The Adviser seeks to identify and capitalize on investment themes in foreign emerging markets. To select specific companies, the Adviser first performs a financial factor analysis to identify potential companies from a large universe, followed by more specific fundamental analysis to identify individual companies that the Adviser believes meet its investment objectives. The Adviser seeks to invest in companies with consumer driven demand, above average revenue and earnings growth potential that it believes are well managed, have a unique or improving market position and possess competitive advantages. The Adviser assesses the relationship between its estimate of a company’s sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment. The Adviser utilizes multiple valuation metrics to establish price targets.

The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund’s objectives, the credit quality meets the Adviser’s fundamental criteria and the Adviser believes valuation is attractive and industry trends remain favorable.

To the extent that the Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly owned, collective investment vehicle (the “Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission. The Subsidiary was formed to allow the Fund’s investment in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Subsidiary will seek to maintain residency in Mauritius.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Emerging Markets Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

• General Market Risk -- The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

• Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. Preferred stock typically has “preference” over common stock in the payment of distributions and the liquidation of a company’s assets, but is subordinated to bonds and other debt instruments. In addition, preferred stock holders generally do not have voting rights with respect to the issuing company. A warrant gives the holder a right to purchase a predetermined number of shares of common stock at a fixed price. The risks of investments in warrants include the lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised.

• Management Risk – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

• Foreign Securities Risk – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

• Foreign Currency Risk – As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

• Investment through Mauritius Risk – Any change in the provisions of the income tax treaty between Mauritius and India, in its applicability to the Fund or the Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the Fund by India, which could reduce the return to the Fund on its investments.

• Non-Diversification Risk– The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting any of those issuers than diversified funds and may experience increased volatility.

• Small and Medium-Size Company Risk – Investments in small-capitalization and mid-capitalization companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

• Growth Stock Risk-- Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

• Sector Weightings Risk – Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a limited number of sectors it may have increased exposure to the price movements of those sectors For example, as of January 15, 2013, the Fund invested a large percentage of its assets in the financial and consumer discretionary sectors. The financial sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

• Defensive Instrument Risk - During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goal.

An investment in the Fund is not a deposit of City National Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk– The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting any of those issuers than diversified funds and may experience increased volatility.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of City National Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Rochdale Emerging Markets Portfolio commenced operations on December 14, 2011, as a series of Rochdale Investment Trust, a Delaware statutory trust (the "Predecessor Fund").  The Fund commenced operations on March 29, 2013 and offered shares of the Fund for public sale on April 1, 2013, after the reorganization of the Predecessor Fund into the Emerging Markets Fund. The Emerging Markets Fund has adopted an investment objective and investment strategies and policies identical to those of the Predecessor Fund.

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Emerging Markets Fund by showing the changes in the Predecessor Fund's performance for the indicated periods. Of course, the Predecessor Fund's past performance does not necessarily indicate how the Emerging Markets Fund will perform in the future. Updated performance is available by calling 1-800-245-9888.

In the bar chart and the performance table, the performance results are for the Predecessor Fund.  Class N shares of the Emerging Markets Fund and the Predecessor Fund shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

This bar chart shows the performance of the Predecessor Fund based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Emerging Markets Fund by showing the changes in the Predecessor Fund's performance for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-245-9888
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Predecessor Fund's past performance does not necessarily indicate how the Emerging Markets Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
	Quarterly Return	Quarter Ended
Highest	13.57%	3/31/2012
Lowest	-6.03%	6/30/2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.03%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return (for the periods ended December 31, 2012) Predecessor Fund
Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	18.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2011
Emerging Markets Fund | MSCI Emerging Markets Asia Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.83%
Since Inception	rr_AverageAnnualReturnSinceInception	20.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2011
Emerging Markets Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	172
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	533
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	918
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,998
2012	rr_AnnualReturn2012	27.87%
1 Year	rr_AverageAnnualReturnYear01	27.87%
Since Inception	rr_AverageAnnualReturnSinceInception	27.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2011
Emerging Markets Fund | Class N | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.85%
Since Inception	rr_AverageAnnualReturnSinceInception	27.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2011
Emerging Markets Fund | Class N | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.12%
Since Inception	rr_AverageAnnualReturnSinceInception	23.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2011

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. "Acquired Fund Fees and Expenses" include expenses borne by the Fund as the sole shareholder of the Subsidiary.